Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making decisions, allocating resources and assessing performance. The chief operating decision maker uses revenue to assess segment profitability and allocate resources effectively. There are inter-segment revenue transactions including marketing service and management service. Reconciliation of total segment revenues to consolidated revenues excludes inter-segment revenue . The accounting policies of the segments are the same as those used by the Company.

During the year ended September 30, 2025, the Company operated in three primary reportable segments, representing its operating subsidiaries QHI, DC, and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore.

	QHI	DC	DU	Other	Total
	US$	US$	US$	US$	US$

Revenue
Tuition and academic programs	1,928,160	196,371	5,425,615	-	7,550,146
Collaborative education services	-	-	818,665	-	818,665
Student accommodation and other related services	304,818	44,527	106,108	-	455,453
Application and advisory services	-	115,725	-	-	115,725
	2,232,978	356,623	6,350,388	-	8,939,989
Costs of services	440,622	128,727	2,444,770	-	3,014,119
Selling expenses and general administrative	4,191,445	648,466	3,242,236	640,884	8,723,031
Segment loss (income)	2,399,089	420,570	(663,382)	640,884	2,797,161
Depreciation expense					409,899
Stock-based compensation expense					972,879
Other income					(1,619,373)
Interest income					(37,337)
Foreign exchange gain					-
Loss before income taxes					2,523,229
Income taxes (recovery)					3,384
Net loss					2,526,613

Segmented assets	7,930,605	1,711,669	12,375,091	3,758,641	25,776,006
Goodwill allocation	-	840,855	1,811,917	-	2,652,772

During the year ended September 30, 2024, the Company operated in three primary reportable segments, representing its operating subsidiaries QHI, DC, and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore.

	QHI	DC	DU	Other	Total
	US$	US$	US$	US$	US$

Revenue
Tuition and academic programs	3,529,015	607,697	3,335,595	-	7,472,307
Collaborative education services	-	-	174,655	-	174,655
Student accommodation and other related services	-	-	107,611	-	506,584
Application and advisory services	398,973	-	-	-	-
	3,927,988	607,697	3,617,861	-	8,153,546
Costs of services	997,763	57,814	1,784,535	-	2,840,112
Selling expenses and general administrative	5,916,980	773,803	2,889,853	754,845	10,335,481
Segment loss	2,986,755	223,920	1,056,527	754,845	5,022,047
Depreciation expense					425,783
Stock-based compensation expense					1,977,187
Other income					(495,276)
Interest income					(22,731)
Foreign exchange gain					-
Loss before income taxes					6,907,010
Income taxes (recovery)					(335,826)
Net loss					6,571,184

Segmented assets	7,239,296	1,516,949	10,684,732	3,850,350	23,291,327
Goodwill allocation	-	840,855	1,811,917	-	2,652,772

During the year ended September 30, 2023, the Company operated in two primary reportable segments, representing its operating subsidiaries QHI and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, DC and Skyward.

	QHI	DU	Other	Total
	US$	US$	US$	US$

Revenue
Tuition and academic programs	3,324,072	1,671,596	-	4,995,668
Collaborative education services	-	94,504	-	94,504
Student accommodation and other related services	622,308	-	-	622,308
	3,946,380	1,766,100	-	5,712,480
Costs of services	837,055	665,200	-	1,502,255
Selling expenses and general administrative	5,242,103	2,053,130	1,465,798	8,761,031
Segment loss	2,132,778	952,230	1,465,798	4,550,806
Depreciation expense				407,013
Stock-based compensation expense				2,061,810
Other income				(186,137)
Interest income				(53,089)
Foreign exchange gain				(5)
Loss before income taxes				6,780,398
Income taxes				289,464
Net loss				7,069,862

Segmented assets	8,414,389	8,540,087	2,254,660	19,209,136
Goodwill allocation	-	1,811,917	840,849	2,652,766

As at September 30, 2025, long-term assets located in the U.S. and Canada were $8,212,099 or 87%, and $1,259,527 or 13% of the Company’s total long-term assets.

As at September 30, 2024, long-term assets located in the U.S. and Canada were $17,586,497 or 93%, and $1,413,355 or 7% of the Company’s total long-term assets.